Summary of Significant Accounting Policies - Summary of Activity in Gross-to-Net Revenue (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Valuation and Qualifying Accounts [Abstract]
Gross Product Sales	$ 14,276.7	$ 9,430.7	$ 7,309.7
Chargebacks	2,340.0	1,522.4	1,308.1
Rebates	2,339.1	1,484.4	1,113.2
Returns and Other Allowances	904.1	485.5	306.6
Cash Discounts	201.7	155.2	120.5
Net product sales	$ 8,491.8	$ 5,783.2	$ 4,461.3